Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses:
Amortization	$ 81	$ 89	$ 60
Corporate development	126	152	112
Employee and director remuneration	475	598	700
General and administrative	458	403	837
Shareholder relations	0	0	384
Share-based payments	316	391	154
Operating loss	(1,456)	(1,633)	(2,247)
Interest and other income	148	65	1
Foreign exchange (loss) gain	71	36	172
Change in fair value of marketable securities	(143)	(364)	(425)
Gain on sale of long term investments	0	738	0
Impairment of mineral property interest	0	(1,898)	0
Mineral property option income	12	12	545
Interest and finance charges	(12)	(38)	(71)
Net loss before income tax	(1,380)	(3,082)	(2,025)
Income tax recovery	258	32	719
Deferred income tax expense	0	0	1,399
Net loss for the year	(1,122)	(3,050)	(2,705)
Item That Will Or May Be Reclassified To Profit Or Loss:
Foreign currency translation adjustment	(2,499)	820	(1,941)
Comprehensive loss for the year	$ (3,621)	$ (2,230)	$ (4,646)
Basic and diluted loss per share	$ (0.01)	$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding - Basic and Diluted	170,349,397	145,864,736	89,358,246